UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21745

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund (ETW)

Annual Report

December 31, 2016

Commodity Futures Trading Commission Registration. Effective
December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term
“commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the
Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Managed Distribution Plan. Pursuant to an exemptive order issued by the
Securities and Exchange Commission (Order), the Fund is authorized to distribute long-term capital gains to shareholders more frequently than once per year. Pursuant to the Order, the Fund’s Board of Trustees approved a Managed Distribution
Plan (MDP) pursuant to which the Fund makes monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.

The Fund
currently distributes monthly cash distributions equal to $0.0973 per share in accordance with the MDP. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the
MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees and the Board may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.

The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amount and sources of the distribution and other related information. The amounts and sources of distributions contained in the notice and press release are only estimates and are not provided for tax purposes. The amounts and sources of the Fund’s distributions for tax purposes will be reported to shareholders on Form 1099-DIV for each calendar year.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Annual Report December 31, 2016

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

Table of Contents

Management’s Discussion of Fund Performance

2

Performance

3

Fund Profile

4

Fund Snapshot

5

Endnotes and Additional Disclosures

6

Financial Statements

7

Report of Independent Registered Public Accounting Firm

26

Federal Tax Information

27

Dividend Reinvestment Plan

28

Management and Organization

30

Important Notices

33

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

December 31, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

With U.S. stock markets leading the way, most global equity markets delivered gains for the 12-month period ended December 31, 2016. Continued low interest rates and a rebound in oil prices were countered by geopolitical tensions, concerns about sluggish economic growth and uncertainties in the aftermath of the U.S. presidential election.

Global equity markets opened the period in a sharp downturn amid worries about falling oil prices, declining interest rates and slowing global growth, particularly in
China. The pullback began in early January 2016 and continued into mid-February 2016, when stocks turned around and soon overcame the earlier losses. Coinciding with the rebound was a reversal in crude oil prices, which rose following a prolonged decline.

In late June 2016, Britain’s “Brexit” vote to leave the European Union sent stocks into a two-day tailspin. However, equity markets quickly rallied, recovering the lost ground. In the U.S., major stock indexes reached multiple record highs during July and August 2016.

Global equity markets retreated in
late August 2016, as oil prices declined and investors worried about a possible interest rate increase. The U.S. Federal Reserve’s (the Fed’s) decision at its September 2016 meeting to leave rates unchanged, along with an agreement by the
Organization of the Petroleum Exporting Countries (OPEC) to curb oil production, sent stocks briefly higher. In November 2016, U.S. stocks rallied sharply following Donald Trump’s victory in the U.S. presidential election. The rally continued
into December 2016 with financial stocks and the aerospace & defense industry leading the way. Financial stocks got another boost in mid-December 2016 when the Fed raised its benchmark interest rate amid positive economic reports. However, the U.S. rally was not shared by other global markets, most of which lagged in the final month amid worries about future trade and immigration policy under President-elect Trump.

For the 12-month period, the MSCI World Index,2 a proxy for global equities, returned 7.51%. The MSCI EAFE Index, an index of developed-market international equities, returned 1.00%, while the MSCI Emerging Markets Index returned 11.19%. In the U.S., the blue-chip Dow Jones Industrial Average advanced 16.50%, while the broader U.S. equity market, as represented by the S&P 500 Index, gained 11.96%.

Fund Performance

For the 12-month period ended December 31, 2016, Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the Fund) had a total return of 3.46% at net asset value (NAV), underperforming the 11.96% return of its benchmark, the S&P 500 Index (the Index), the 7.07% return of the CBOE S&P 500 BuyWrite Index and the 5.81% return of the

CBOE NASDAQ-100 BuyWrite Index, but outperforming the 0.27% return of the FTSE Eurotop 100 Index in U.S. dollars. The Fund’s common stock portfolio underperformed the Index during the period, and the Fund’s options overlay strategy detracted from performance versus the Index as well.

The Fund employs an options strategy of writing (selling)
stock index call options on a portion of its underlying common stock portfolio. The options strategy, which is designed to help limit the Fund’s exposure to market volatility and to provide current income, proved disadvantageous during a
12-month period marked by generally low volatility in the equity markets and a strong market upturn in late June 2016, when equity markets rallied back sharply after initially declining post-Brexit (Great Britain’s June 23 vote to leave the European Union). When the market turned upward, some of the Fund’s writing of call options on U.S. and overseas indexes ended in losses and detracted from performance versus the Index.

Within the Fund’s common stock portfolio, exposure to European stocks in general hurt Fund performance versus the U.S.-centric Index, due to the underperformance of
European stocks overall compared with U.S. equities, as well as a strengthening U.S. dollar during the period that hurt the returns of European stocks when converted into dollars. More specifically, stock selection in the financials, health care and consumer staples sectors detracted from Fund performance relative to the Index. In financials, underweighting U.S. bank JPMorgan Chase & Co., relative to the Index, hurt performance vs. the Index, as the stock benefited from somewhat higher interest rates and the perception that the regulatory environment for banks would improve under the incoming U.S. administration. Elsewhere in the sector, the Fund’s out-of-Index holding in Italian bank Intesa Sanpaolo SpA. declined on weak
European economic growth and concern about the effects of Brexit on the European financial system. In health care, the Fund’s out-of-Index positions in Swiss pharmaceutical firms Roche Holding AG PC and Novartis AG both declined in price, due in part to American news stories about high drug prices, which raised concerns that a new U.S. administration might put pricing pressure on the firms’ American business.

In contrast, Fund performance versus the Index was helped by stock selection in the materials sector, where the Fund’s out-of-Index holdings in Anglo-Swiss mining firm Glencore PLC and British-Australian mining company Rio Tinto PLC both benefited from rising commodity prices that drove strong stock performance. Individual holdings in other sectors that rose in price and contributed to Fund performance relative to the Index included out-of-Index positions in German industrial conglomerate Siemens AG and U.K.-based semiconductor firm ARM Holdings PLC. By period-end, ARM Holdings had been acquired by another firm and was thus no longer held in the portfolio.

See Endnotes and Additional Disclosures in this report.

Past performance is
no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses.
Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

December 31, 2016

Performance2

Portfolio Managers Michael A. Allison, CFA and Thomas
C. Seto

% Average Annual Total Returns

Inception Date

One Year

Five Years

Ten Years

Fund at NAV

09/30/2005

3.46
%

7.89
%

5.27
%

Fund at Market Price

—

0.14

10.31

4.23

S&P 500 Index

—

11.96
%

14.64
%

6.94
%

FTSE Eurotop 100 Index

—

0.27

5.66

0.69

CBOE S&P 500 BuyWrite Index

—

7.07

7.23

4.27

CBOE NASDAQ–100 BuyWrite Index

—

5.81

7.20

4.06

% Premium/Discount to NAV[3]

–5.98
%

Distributions[4]

Total Distributions per share for the period

$
1.168

Distribution Rate at NAV

10.90
%

Distribution Rate at Market Price

11.59
%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

December 31, 2016

Fund Profile

Sector Allocation (% of total investments)5

Country Allocation (% of total investments)5

Top 10 Holdings (% of total investments)5

Apple, Inc.

4.0
%

Microsoft Corp.

3.2

Amazon.com, Inc.

2.4

Nestle SA

2.0

Alphabet, Inc., Class A

1.7

Facebook, Inc., Class A

1.6

Alphabet, Inc., Class C

1.5

Roche Holding AG PC

1.5

Comcast Corp., Class A

1.4

Novartis AG

1.4

Total

20.7
%

See Endnotes and Additional Disclosures in this
report.

4

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

December 31, 2016

Fund Snapshot

Objective

The primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.

Strategy

The Fund invests in a diversified portfolio of common stocks and writes call options on one or more U.S. and foreign indices on a substantial portion of the value of its common stock portfolio to generate current earnings from the option premium. The Fund evaluates returns on an after tax basis and seeks to minimize and defer federal income taxes incurred by shareholders in connection with their investment in the
Fund.

Options Strategy

Write Index Covered Calls

Equity Benchmarks[2]

      S&P 500 Index
FTSE Eurotop 100 Index

Morningstar Category

World Stock

Distribution Frequency

Monthly

Common Stock Portfolio

Positions Held

370

% US / Non-US

54.0/46.0

Average Market Cap

$144.2 Billion

Call Options Written

% of Stock Portfolio

94%

Average Days to Expiration

17 days

% Out of the Money

0.8%

The following terms as used in the Fund snapshot:

Average Market Cap: An indicator of the size of the companies in which the Fund invests and is the sum of each security’s weight in the portfolio multiplied by its market cap. Market Cap is determined by multiplying the price of a share of a company’s common stock by the number of shares outstanding.

Call
Option: For an index call option, the buyer has the right to receive from the seller (or writer) a cash payment at the option expiration date equal to any positive difference between the value of the index at contract expiration and the exercise price. The buyer of a call option makes a cash payment (premium) to the seller (writer) of the option upon entering into the option contract.

Covered Call
Strategy: A strategy of owning a portfolio of common stocks and writing call options on all or a portion of such stocks to generate current earnings from option premium.

Out of the Money: For a call option on an index, the extent to which the exercise price of the option exceeds the current price of the value of the index.

See Endnotes and Additional Disclosures in this
report.

5

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

December 31, 2016

Endnotes and Additional Disclosures

[1]
The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]
MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Dow Jones Industrial Average is a price- weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. FTSE Eurotop 100 Index is a tradable index designed to represent the performance of the 100 most highly capitalized blue-chip companies in Europe.
The return for the FTSE Eurotop 100 Index is calculated in U.S. dollars. CBOE S&P 500 BuyWrite Index measures the performance of a hypothetical buy-write strategy on the S&P 500 Index. CBOE NASDAQ-100 BuyWrite Index measures the performance of a theoretical portfolio that owns stocks included in the NASDAQ-100 Index and writes (sells) NASDAQ-100 Index covered call options. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]
The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]
The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of
Distributions on the Fund’s webpage available at eatonvance.com. In recent years, a significant portion of the Fund’s distributions has been characterized as a return of capital. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]
Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Fund snapshot and profile subject to change due to active management.

6

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

December
31, 2016

Portfolio of Investments

Common Stocks — 100.4%

Security

Shares

Value

  Aerospace &
Defense — 1.8%

Airbus Group SE

97,477

$
6,438,226

General Dynamics Corp.

6,866

1,185,484

L3 Technologies, Inc.

5,966

907,488

Northrop Grumman Corp.

13,028

3,030,052

Raytheon Co.

33,521

4,759,982

Rolls-Royce Holdings PLC

306,584

2,518,127

Textron, Inc.

30,061

1,459,762

$
20,299,121

  Air Freight &
Logistics — 0.4%

Deutsche Post AG

61,060

$
2,002,465

Expeditors International of Washington, Inc.

33,631

1,781,098

United Parcel Service, Inc., Class B

2,894

331,768

$
4,115,331

  Airlines —
0.2%

Alaska Air Group, Inc.

16,774

$
1,488,357

International Consolidated Airlines Group SA

65,562

355,241

$
1,843,598

  Auto Components —
0.7%

Aisin Seiki Co., Ltd.

10,200

$
441,348

BorgWarner, Inc.

11,315

446,264

Compagnie Generale des Etablissements Michelin, Class B

26,277

2,920,919

Denso Corp.

60,300

2,608,364

Toyoda Gosei Co., Ltd.

12,800

298,741

Toyota Industries Corp.

6,400

304,290

Yokohama Rubber Co., Ltd. (The)

75,500

1,349,581

$
8,369,507

  Automobiles —
1.4%

Daimler AG

132,059

$
9,800,833

Ford Motor Co.

47,101

571,335

Honda Motor Co., Ltd.

41,600

1,214,524

Isuzu Motors, Ltd.

99,500

1,258,129

Mazda Motor Corp.

49,000

797,915

Toyota Motor Corp.

21,500

1,260,511

Volkswagen AG, PFC Shares

4,332

606,121

$
15,509,368

Security

Shares

Value

  Banks —
6.6%

Banco Bilbao Vizcaya Argentaria SA

41,559

$
280,063

Banco Santander SA

1,466,812

7,630,754

Bank of America Corp.

50,000

1,105,000

BNP Paribas SA

145,540

9,261,862

Citigroup, Inc.

10,022

595,607

Credit Agricole SA

243,088

3,009,109

Danske Bank A/S

77,886

2,356,343

Fifth Third Bancorp

112,006

3,020,802

First Horizon National Corp.

19,470

389,595

Hiroshima Bank, Ltd. (The)

87,000

405,404

HSBC Holdings PLC

995,388

8,031,398

Huntington Bancshares, Inc.

307,053

4,059,241

ING Groep NV

426,434

6,003,657

Intesa Sanpaolo SpA

2,091,453

5,297,946

JPMorgan Chase & Co.

47,825

4,126,819

KBC Group NV

22,722

1,403,942

KeyCorp

218,919

3,999,650

Lloyds Banking Group PLC

1,918,446

1,473,129

PNC Financial Services Group, Inc. (The)

6,406

749,246

Shinsei Bank, Ltd.

336,000

562,243

Societe Generale SA

135,261

6,653,056

SunTrust Banks, Inc.

19,446

1,066,613

U.S. Bancorp

20,850

1,071,064

Wells Fargo & Co.

51,808

2,855,139

$
75,407,682

  Beverages —
1.9%

Anheuser-Busch InBev SA/NV

11,465

$
1,213,502

Coca-Cola Co. (The)

100,476

4,165,735

Constellation Brands, Inc., Class A

29,994

4,598,380

Heineken Holding NV

24,773

1,722,728

Heineken NV

7,692

576,422

Kirin Holdings Co., Ltd.

59,000

957,642

PepsiCo, Inc.

70,441

7,370,242

Takara Holdings, Inc.

84,000

771,395

$
21,376,046

  Biotechnology —
3.6%

AbbVie, Inc.

47,758

$
2,990,606

Amgen, Inc.

78,478

11,474,268

BioMarin Pharmaceutical, Inc.(1)

19,589

1,622,753

Celgene Corp.(1)

92,074

10,657,565

Gilead Sciences, Inc.

143,508

10,276,608

Shire PLC

66,601

3,802,866

$
40,824,666

7

See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

December
31, 2016

Portfolio of Investments — continued

Security

Shares

Value

  Building Products —
0.5%

Daikin Industries, Ltd.

63,100

$
5,780,521

$
5,780,521

  Capital Markets —
1.2%

CME Group, Inc.

4,775

$
550,796

Deutsche Boerse AG

11,870

952,384

GAM Holding AG

58,376

675,590

Moody’s Corp.

18,539

1,747,672

Morgan Stanley

65,092

2,750,137

S&P Global, Inc.

27,142

2,918,851

Schroders PLC

62,659

2,301,334

State Street Corp.

21,373

1,661,110

$
13,557,874

  Chemicals —
2.8%

AdvanSix, Inc.(1)

1,261

$
27,919

Air Products and Chemicals, Inc.

32,423

4,663,076

Akzo Nobel NV

10,908

681,606

BASF SE

108,986

10,100,430

Daicel Corp.

51,000

560,696

Dow Chemical Co. (The)

14,120

807,946

Eastman Chemical Co.

22,750

1,711,028

Johnson Matthey PLC

77,449

3,030,365

Kaneka Corp.

57,000

463,634

Linde AG

16,210

2,659,049

Mitsubishi Gas Chemical Co., Inc.

27,500

468,584

Nitto Denko Corp.

39,400

3,016,506

Shin-Etsu Chemical Co., Ltd.

22,800

1,764,468

Solvay SA

5,637

659,002

Sumitomo Chemical Co., Ltd.

25,000

118,508

Toray Industries, Inc.

56,000

452,229

Tosoh Corp.

173,000

1,220,340

$
32,405,386

  Commercial
Services & Supplies — 0.4%

SECOM Co., Ltd.

42,900

$
3,134,450

Waste Management, Inc.

23,366

1,656,883

$
4,791,333

  Communications Equipment
— 1.0%

Cisco Systems, Inc.

357,128

$
10,792,408

Nokia Oyj

115,297

552,983

$
11,345,391

Security

Shares

Value

  Construction &
Engineering — 0.2%

Chiyoda Corp.

42,000

$
289,908

Ferrovial SA

81,605

1,455,364

Quanta Services, Inc.(1)

17,703

616,950

$
2,362,222

  Construction Materials
— 0.3%

CRH PLC

62,332

$
2,149,989

Imerys SA

4,825

365,552

Vulcan Materials Co.

4,339

543,026

$
3,058,567

  Consumer Finance —
0.3%

American Express Co.

42,280

$
3,132,103

Navient Corp.

50,603

831,407

$
3,963,510

  Containers &
Packaging — 0.2%

International Paper Co.

16,999

$
901,967

Sealed Air Corp.

27,433

1,243,812

Toyo Seikan Kaisha, Ltd.

19,800

368,195

$
2,513,974

  Distributors —
0.4%

Genuine Parts Co.

28,642

$
2,736,457

LKQ Corp.(1)

53,930

1,652,954

$
4,389,411

  Diversified Financial
Services — 0.5%

Berkshire Hathaway, Inc., Class B(1)

16,883

$
2,751,591

Groupe Bruxelles Lambert SA

4,239

355,152

Investor AB, Class B

56,000

2,086,567

ORIX Corp.

41,300

642,804

$
5,836,114

  Diversified
Telecommunication Services — 1.7%

AT&T, Inc.

99,124

$
4,215,744

BT Group PLC

454,642

2,052,390

Deutsche Telekom AG

220,347

3,780,538

Orange SA

103,522

1,569,804

Proximus SA

25,589

735,602

Telefonica SA

168,447

1,555,162

Verizon Communications, Inc.

105,653

5,639,757

$
19,548,997

8

See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

December
31, 2016

Portfolio of Investments — continued

Security

Shares

Value

  Electric Utilities —
0.7%

Acciona SA

8,786

$
645,356

Edison International

51,169

3,683,656

Iberdrola SA

615,464

4,029,987

$
8,358,999

  Electrical Equipment —
0.9%

ABB, Ltd.

292,957

$
6,164,316

Fujikura, Ltd.

69,000

373,659

Legrand SA

47,726

2,707,743

Mabuchi Motor Co., Ltd.

10,000

519,641

$
9,765,359

  Electronic Equipment,
Instruments & Components — 0.9%

Alps Electric Co., Ltd.

123,800

$
2,974,661

Corning, Inc.

19,975

484,793

Kyocera Corp.

48,300

2,394,738

OMRON Corp.

16,500

630,547

Taiyo Yuden Co., Ltd.

124,900

1,494,166

TDK Corp.

40,200

2,756,442

$
10,735,347

  Energy Equipment &
Services — 0.3%

Halliburton Co.

50,055

$
2,707,475

Schlumberger, Ltd.

4,074

342,012

$
3,049,487

  Equity Real Estate
Investment Trusts (REITs) — 1.0%

American Tower Corp.

17,793

$
1,880,364

AvalonBay Communities, Inc.

5,904

1,045,894

British Land Co. PLC (The)

324,390

2,517,429

Japan Real Estate Investment Corp.

74

404,136

Nippon Building Fund, Inc.

80

443,493

Simon Property Group, Inc.

26,522

4,712,164

$
11,003,480

  Food & Staples
Retailing — 1.2%

Carrefour SA

120,998

$
2,913,144

CVS Health Corp.

71,786

5,664,633

FamilyMart UNY Holdings Co., Ltd.

8,600

572,244

Kroger Co. (The)

20,000

690,200

Seven & i Holdings Co., Ltd.

44,200

1,680,889

Wal-Mart Stores, Inc.

33,122

2,289,393

$
13,810,503

Security

Shares

Value

  Food Products —
3.3%

Campbell Soup Co.

14,087

$
851,841

Kraft Heinz Co. (The)

26,742

2,335,111

Mondelez International, Inc., Class A

224,275

9,942,111

Nestle SA

317,170

22,721,287

Nissin Foods Holdings Co., Ltd.

11,700

613,708

Toyo Suisan Kaisha, Ltd.

6,000

217,076

Yakult Honsha Co., Ltd.

15,300

707,875

$
37,389,009

Gas Utilities — 0.0%(2)

Italgas SpA(1)

35,014

$
137,773

$
137,773

  Health Care
Equipment & Supplies — 0.8%

Abbott Laboratories

113,910

$
4,375,283

Analogic Corp.

10,189

845,178

Hologic, Inc.(1)

17,554

704,266

Olympus Corp.

6,900

237,738

Smith & Nephew PLC

50,000

750,461

Terumo Corp.

60,500

2,230,350

$
9,143,276

  Health Care
Providers & Services — 0.8%

DaVita, Inc.(1)

12,963

$
832,225

Fresenius SE & Co. KGaA

8,764

683,687

McKesson Corp.

16,774

2,355,908

UnitedHealth Group, Inc.

34,811

5,571,152

$
9,442,972

  Hotels,
Restaurants & Leisure — 0.9%

Accor SA

26,214

$
976,541

McDonald’s Corp.

25,986

3,163,016

Six Flags Entertainment Corp.

32,001

1,918,780

Yum! Brands, Inc.

58,297

3,691,949

$
9,750,286

  Household Durables —
0.4%

Barratt Developments PLC

337,253

$
1,917,321

Casio Computer Co., Ltd.

63,200

890,685

PulteGroup, Inc.

70,920

1,303,509

Sekisui Chemical Co., Ltd.

61,000

971,031

$
5,082,546

9

See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

December
31, 2016

Portfolio of Investments — continued

Security

Shares

Value

  Household Products —
1.0%

Clorox Co. (The)

18,837

$
2,260,817

Colgate-Palmolive Co.

7,994

523,127

Henkel AG & Co. KGaA, PFC Shares

18,309

2,179,500

Kimberly-Clark Corp.

21,147

2,413,296

Procter & Gamble Co. (The)

17,496

1,471,064

Reckitt Benckiser Group PLC

20,566

1,742,103

Unicharm Corp.

37,200

812,457

$
11,402,364

  Industrial Conglomerates
— 2.3%

3M Co.

27,304

$
4,875,675

General Electric Co.

73,726

2,329,742

Honeywell International, Inc.

31,549

3,654,952

Nisshinbo Holdings, Inc.

109,000

1,049,545

Siemens AG

113,166

13,856,038

$
25,765,952

  Insurance —
4.7%

Ageas

22,500

$
889,353

Allianz SE

69,106

11,405,108

Allstate Corp. (The)

16,927

1,254,629

Chubb, Ltd.

23,988

3,169,295

Cincinnati Financial Corp.

42,936

3,252,402

Hartford Financial Services Group, Inc.

48,969

2,333,373

Lincoln National Corp.

22,183

1,470,067

Marsh & McLennan Cos., Inc.

65,718

4,441,880

MetLife, Inc.

57,093

3,076,742

MS&AD Insurance Group Holdings, Inc.

37,200

1,151,993

Principal Financial Group, Inc.

36,247

2,097,251

Prudential Financial, Inc.

27,177

2,828,039

Prudential PLC

349,752

6,980,162

SCOR SE

63,370

2,186,946

St. James’s Place PLC

209,534

2,613,680

Standard Life PLC

392,564

1,797,625

Swiss Life Holding AG

8,264

2,334,404

$
53,282,949

  Internet & Direct
Marketing Retail — 3.1%

Amazon.com, Inc.(1)

36,175

$
27,126,547

Netflix, Inc.(1)

21,000

2,599,800

Priceline Group, Inc. (The)(1)

3,947

5,786,539

$
35,512,886

Security

Shares

Value

  Internet
Software & Services — 5.0%

Alphabet, Inc., Class A(1)

24,823

$
19,670,987

Alphabet, Inc., Class C(1)

22,637

17,471,689

Facebook, Inc., Class A(1)

163,423

18,801,816

United Internet AG

32,975

1,286,765

$
57,231,257

  IT Services —
2.3%

Amadeus IT Group SA

24,489

$
1,110,677

Atos SE

5,628

593,177

Capgemini SA

34,597

2,914,767

  Cognizant Technology Solutions Corp.,
Class A(1)

79,444

4,451,247

Fidelity National Information Services, Inc.

51,873

3,923,674

Indra Sistemas SA(1)

100,870

1,103,258

International Business Machines Corp.

10,407

1,727,458

MasterCard, Inc., Class A

32,320

3,337,040

Nomura Research Institute, Ltd.

8,140

247,388

NTT Data Corp.

21,300

1,029,037

Obic Co., Ltd.

7,300

318,396

Otsuka Corp.

7,800

363,825

PayPal Holdings, Inc.(1)

52,937

2,089,423

Visa, Inc., Class A

9,000

702,180

Worldpay Group PLC(3)

662,238

2,198,690

$
26,110,237

  Leisure Products —
0.1%

Hasbro, Inc.

21,651

$
1,684,231

$
1,684,231

  Life Sciences
Tools & Services — 0.4%

Agilent Technologies, Inc.

13,037

$
593,965

PerkinElmer, Inc.

27,425

1,430,214

Thermo Fisher Scientific, Inc.

17,359

2,449,355

$
4,473,534

  Machinery —
1.6%

Dover Corp.

7,424

$
556,280

Ebara Corp.

55,600

1,580,457

FANUC Corp.

48,127

8,051,377

IHI Corp.(1)

213,000

551,648

Kawasaki Heavy Industries, Ltd.

31,000

97,035

Komatsu, Ltd.

34,000

770,105

Makita Corp.

6,700

447,686

MAN SE

7,139

708,591

NSK, Ltd.

6,000

69,297

10

See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

December
31, 2016

Portfolio of Investments — continued

Security

Shares

Value

  Machinery
(continued)

Parker-Hannifin Corp.

7,147

$

1,000,580

SMC Corp.

1,900

452,056

Snap-on, Inc.

6,143

1,052,112

Stanley Black & Decker, Inc.

24,657

2,827,911

$
18,165,135

  Media —
3.6%

Charter Communications, Inc.(1)

10,343

$
2,977,957

Comcast Corp., Class A

238,157

16,444,741

Dentsu, Inc.

26,600

1,250,820

Hakuhodo DY Holdings, Inc.

20,900

257,345

Interpublic Group of Cos., Inc.

40,333

944,195

Omnicom Group, Inc.

18,166

1,546,108

ProSiebenSat.1 Media SE

27,382

1,053,987

Sky PLC

447,757

5,458,573

Time Warner, Inc.

10,926

1,054,687

Vivendi SA

177,414

3,364,995

Walt Disney Co. (The)

58,917

6,140,330

$
40,493,738

  Metals & Mining
— 1.2%

Glencore PLC(1)

1,472,251

$
4,974,564

Mitsubishi Materials Corp.

8,000

244,697

Nippon Light Metal Holdings Co., Ltd.

200,000

421,076

Nisshin Steel Co., Ltd.

38,900

477,778

Nucor Corp.

23,673

1,409,017

Rio Tinto PLC

157,688

6,020,209

$
13,547,341

  Multi-Utilities —
1.1%

CMS Energy Corp.

126,690

$
5,272,838

Consolidated Edison, Inc.

13,824

1,018,552

Dominion Resources, Inc.

27,793

2,128,666

National Grid PLC

241,659

2,823,480

NiSource, Inc.

42,420

939,179

Veolia Environnement SA

37,663

639,964

$
12,822,679

  Multiline Retail —
0.7%

Isetan Mitsukoshi Holdings, Ltd.

71,332

$
768,077

Marks & Spencer Group PLC

398,770

1,717,775

Next PLC

41,584

2,550,997

Nordstrom, Inc.

12,439

596,201

Target Corp.

34,031

2,458,059

$
8,091,109

Security

Shares

Value

  Oil, Gas &
Consumable Fuels — 5.0%

Anadarko Petroleum Corp.

15,000

$
1,045,950

BP PLC

1,410,604

8,835,215

Chevron Corp.

72,650

8,550,905

ENI SpA

351,386

5,696,344

EOG Resources, Inc.

5,000

505,500

Exxon Mobil Corp.

65,795

5,938,657

Idemitsu Kosan Co., Ltd.

10,000

265,253

Marathon Petroleum Corp.

27,916

1,405,571

Newfield Exploration Co.(1)

11,510

466,155

Phillips 66

36,105

3,119,833

Pioneer Natural Resources Co.

4,000

720,280

Royal Dutch Shell PLC, Class A

189,507

5,231,059

Royal Dutch Shell PLC, Class B

142,044

4,081,194

Snam SpA

175,073

720,049

Total SA

198,408

10,176,763

$
56,758,728

  Paper & Forest
Products — 0.0%(2)

OJI Paper Co., Ltd.

41,000

$
166,731

$
166,731

  Personal Products —
1.2%

Estee Lauder Cos., Inc. (The), Class A

25,480

$
1,948,965

Kao Corp.

61,054

2,889,982

Unilever NV

193,140

7,933,962

Unilever PLC

15,759

637,292

$
13,410,201

  Pharmaceuticals —
7.5%

Allergan PLC(1)

11,024

$
2,315,150

Astellas Pharma, Inc.

269,300

3,736,093

AstraZeneca PLC

117,424

6,412,258

Bayer AG

43,122

4,492,598

Chugai Pharmaceutical Co., Ltd.

99,100

2,842,588

Eisai Co., Ltd.

23,146

1,326,436

Eli Lilly & Co.

17,949

1,320,149

GlaxoSmithKline PLC

55,889

1,073,543

Hisamitsu Pharmaceutical Co., Inc.

3,300

164,825

Indivior PLC

25,431

92,661

Johnson & Johnson

60,088

6,922,739

Mallinckrodt PLC(1)

6,475

322,585

Merck & Co., Inc.

103,665

6,102,759

Mitsubishi Tanabe Pharma Corp.

10,000

195,799

Novartis AG

218,832

15,914,216

Pfizer, Inc.

104,651

3,399,064

11

See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

December
31, 2016

Portfolio of Investments — continued

Security

Shares

Value

  Pharmaceuticals
(continued)

Roche Holding AG PC

75,965

$

17,316,417

Sanofi

124,447

10,063,431

Takeda Pharmaceutical Co., Ltd.

14,631

606,982

UCB SA

9,177

587,153

$
85,207,446

  Professional Services
— 0.5%

Equifax, Inc.

15,217

$
1,799,106

Experian PLC

85,608

1,657,510

Intertek Group PLC

7,167

307,163

Robert Half International, Inc.

30,884

1,506,521

Wolters Kluwer NV

961

34,759

$
5,305,059

  Real Estate
Management & Development — 0.4%

Capital & Counties Properties PLC

189,600

$
694,196

CBRE Group, Inc., Class A(1)

41,385

1,303,214

Daito Trust Construction Co., Ltd.

6,300

947,128

Heiwa Real Estate Co., Ltd.

40,500

551,083

NTT Urban Development Corp.

17,300

152,517

Sumitomo Realty & Development Co., Ltd.

24,000

637,136

$
4,285,274

  Road & Rail —
0.7%

Central Japan Railway Co.

5,500

$
903,042

CSX Corp.

115,014

4,132,453

East Japan Railway Co.

6,400

551,800

Kansas City Southern

15,468

1,312,460

Keio Corp.

76,000

624,278

$
7,524,033

  Semiconductors &
Semiconductor Equipment — 3.9%

Intel Corp.

339,510

$
12,314,028

Marvell Technology Group, Ltd.

84,177

1,167,535

Microchip Technology, Inc.

10,000

641,500

NXP Semiconductors NV(1)

54,841

5,374,966

QUALCOMM, Inc.

127,269

8,297,939

Texas Instruments, Inc.

145,069

10,585,685

Tokyo Electron, Ltd.

62,400

5,868,679

Versum Materials, Inc.(1)

16,211

455,043

$
44,705,375

  Software —
4.4%

Citrix Systems, Inc.(1)

34,110

$
3,046,364

Electronic Arts, Inc.(1)

53,174

4,187,984

Security

Shares

Value

  Software
(continued)

Konami Holdings Corp.

5,500

$

221,971

Microsoft Corp.

591,593

36,761,589

Oracle Corp.

156,176

6,004,967

Trend Micro, Inc.

14,097

500,355

$
50,723,230

  Specialty Retail —
2.1%

CarMax, Inc.(1)

5,464

$
351,827

Fast Retailing Co., Ltd.

35,400

12,638,752

Groupe FNAC SA(1)

922

62,290

Home Depot, Inc. (The)

42,734

5,729,775

Lowe’s Cos., Inc.

50,810

3,613,607

Tiffany & Co.

19,173

1,484,565

USS Co., Ltd.

27,200

432,093

$
24,312,909

  Technology Hardware,
Storage & Peripherals — 4.3%

Apple, Inc.

392,441

$
45,452,517

Brother Industries, Ltd.

18,000

323,593

Canon, Inc.

19,100

537,898

Hewlett Packard Enterprise Co.

78,955

1,827,019

HP, Inc.

58,955

874,892

$
49,015,919

  Textiles,
Apparel & Luxury Goods — 1.6%

Adidas AG

11,824

$
1,864,860

Asics Corp.

20,000

398,558

Christian Dior SE

10,660

2,233,395

Hanesbrands, Inc.

32,716

705,684

Kering SA

7,380

1,655,360

LVMH Moet Hennessy Louis Vuitton SE

36,778

7,012,521

NIKE, Inc., Class B

83,464

4,242,475

Onward Holdings Co., Ltd.

30,000

209,914

$
18,322,767

  Tobacco —
2.5%

British American Tobacco PLC

243,393

$
13,794,387

Imperial Brands PLC

143,738

6,264,179

Japan Tobacco, Inc.

76,500

2,511,008

Philip Morris International, Inc.

64,219

5,875,396

$
28,444,970

  Trading
Companies & Distributors — 0.4%

Marubeni Corp.

20,000

$
113,121

Mitsubishi Corp.

37,000

785,830

12

See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

December
31, 2016

Portfolio of Investments — continued

Security

Shares

Value

  Trading
Companies & Distributors (continued)

Sumitomo Corp.

96,700

$

1,135,201

Wolseley PLC

47,906

2,924,476

$
4,958,628

  Transportation
Infrastructure — 0.1%

ADP

6,667

$
713,948

Kamigumi Co., Ltd.

46,000

438,119

$
1,152,067

  Wireless Telecommunication
Services — 1.4%

KDDI Corp.

164,300

$
4,149,063

SoftBank Group Corp.

117,598

7,781,931

Vodafone Group PLC

1,864,521

4,588,357

$
16,519,351

  Total Common Stocks — 100.4% (identified cost
$568,401,342)

$
1,144,363,756

Call Options Written — (0.9)%

Exchange-Traded Options — (0.3)%

Description

  Number of
Contracts

  Strike
Price

  Expiration
Date

Value

NASDAQ 100 Index

125

$
4,900

1/6/17

$
(206,875
)

NASDAQ 100 Index

120

4,975

1/13/17

(130,200
)

NASDAQ 100 Index

120

4,975

1/20/17

(235,200
)

NASDAQ 100 Index

120

4,925

1/27/17

(703,116
)

S&P 500 Index

130

2,215

1/3/17

(352,300
)

S&P 500 Index

135

2,220

1/4/17

(320,625
)

S&P 500 Index

130

2,260

1/6/17

(51,350
)

S&P 500 Index

130

2,270

1/9/17

(38,350
)

S&P 500 Index

135

2,280

1/11/17

(35,437
)

S&P 500 Index

135

2,280

1/13/17

(51,975
)

S&P 500 Index

135

2,275

1/17/17

(84,375
)

S&P 500 Index

130

2,280

1/18/17

(74,100
)

S&P 500 Index

130

2,270

1/20/17

(129,350
)

S&P 500 Index

130

2,275

1/23/17

(120,900
)

S&P 500 Index

125

2,280

1/25/17

(112,500
)

S&P 500 Index

140

2,265

1/27/17

(248,541
)

$
(2,895,194
)

Over-the-Counter Options — (0.6)%

Description

Counterparty

 Number of
Contracts

Strike Price

  Expiration
Date

Value

Dow Jones Euro Stoxx 50 Index

Barclays Bank PLC

14,900

EUR
3,200

1/6/17

$
(1,486,739
)

  Dow Jones Euro Stoxx 50
Index

Société Générale

14,700

EUR
3,300

1/13/17

(556,301
)

  Dow Jones Euro Stoxx 50
Index

Credit Suisse International

14,300

EUR
3,300

1/20/17

(654,359
)

  Dow Jones Euro Stoxx 50
Index

Société Générale

13,750

EUR
3,300

1/27/17

(723,243
)

  FTSE 100 Index

Barclays Bank PLC

7,200

GBP
7,075

1/20/17

(1,021,463
)

 FTSE 100 Index

Deutsche Bank AG

7,600

GBP
7,025

1/20/17

(1,412,452
)

 Nikkei 225 Index

Deutsche Bank AG

175,000

JPY
19,250

1/6/17

(158,374
)

  Nikkei 225 Index

Morgan Stanley & Co. International PLC

170,000

JPY
19,625

1/13/17

(101,868
)

  Nikkei 225 Index

UBS AG

170,000

JPY
19,625

1/20/17

(172,039
)

  Nikkei 225 Index

UBS AG

165,000

JPY
19,250

1/27/17

(373,973
)

  SMI Index

Citibank, N.A.

3,100

CHF
8,200

1/20/17

(355,523
)

  SMI Index

Credit Suisse International

3,000

CHF
8,300

1/20/17

(198,607
)

$
(7,214,941
)

  Total Call Options Written (premiums
received $11,251,134)

$
(10,110,135
)

  Other Assets, Less Liabilities —
0.5%

$
5,323,739

Net Assets — 100.0%

$
1,139,577,360

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)
Non-income producing security.

(2)
Amount is less than 0.05%.

(3)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2016, the aggregate value of these securities is $2,198,690 or 0.2% of the Fund’s net assets.

13

See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

December
31, 2016

Portfolio of Investments — continued

Country Concentration of Portfolio

Country

  Percentage of
Total Investments

Value

United States

54.0
%

$
618,525,366

Japan

11.0

125,643,863

United Kingdom

10.8

123,866,168

France

6.9

78,433,513

Germany

5.9

67,432,954

Switzerland

5.7

65,126,230

Netherlands

2.0

22,328,100

Spain

1.6

18,165,862

Italy

1.0

11,852,112

Belgium

0.5

5,843,706

Denmark

0.2

2,356,343

Ireland

0.2

2,149,989

Sweden

0.2

2,086,567

Finland

0.0
(1)

552,983

Total Investments

100.0
%

$
1,144,363,756

(1)
Amount is less than 0.05%.

Abbreviations:

PC

–

Participation Certificate

PFC Shares

–

Preference Shares

Currency Abbreviations:

CHF

–

Swiss Franc

EUR

–

Euro

GBP

–

British Pound Sterling

JPY

–

Japanese Yen

14

See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

December
31, 2016

Statement of Assets and Liabilities

Assets

December 31, 2016

Investments, at value (identified cost, $568,401,342)

$
1,144,363,756

Cash

3,222,046

Foreign currency, at value (identified cost, $711,829)

714,420

Dividends receivable

1,319,219

Receivable for investments sold

2,259,873

Receivable for premiums on written options

2,048,872

Tax reclaims receivable

2,707,632

Total assets

$
1,156,635,818

Liabilities

Written options outstanding, at value (premiums received, $11,251,134)

$
10,110,135

Payable for closed written options

5,605,486

Payable to affiliates:

Investment adviser fee

974,294

Trustees’ fees

15,145

Accrued expenses

353,398

Total liabilities

$
17,058,458

Net Assets

$
1,139,577,360

Sources of Net Assets

  Common shares, $0.01 par value, unlimited number of shares authorized, 106,442,735 shares issued and outstanding

$
1,064,427

Additional paid-in capital

591,976,745

Accumulated net realized loss

(27,047,539
)

Accumulated distributions in excess of net investment income

(3,293,357
)

Net unrealized appreciation

576,877,084

Net Assets

$
1,139,577,360

Net Asset Value

  ($1,139,577,360 ÷ 106,442,735 common shares issued and
outstanding)

$
10.71

15

See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

December
31, 2016

Statement of Operations

Investment Income

  Year Ended
December 31, 2016

Dividends (net of foreign taxes, $1,708,652)

$
30,227,763

Total investment income

$
30,227,763

Expenses

Investment adviser fee

$
11,662,088

Trustees’ fees and expenses

61,682

Custodian fee

378,805

Transfer and dividend disbursing agent fees

18,627

Legal and accounting services

102,673

Printing and postage

420,044

Miscellaneous

194,796

Total expenses

$
12,838,715

Net investment income

$
17,389,048

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions

$
34,277,482

Written options

(18,139,261
)

Foreign currency transactions

(482,141
)

Net realized gain

$
15,656,080

Change in unrealized appreciation (depreciation) —

Investments

$
1,487,927

Written options

(1,080,154
)

Foreign currency

(38,324
)

Net change in unrealized appreciation (depreciation)

$
369,449

Net realized and unrealized gain

$
16,025,529

Net increase in net assets from operations

$
33,414,577

16

See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

December
31, 2016

Statements of Changes in Net Assets

Year Ended December 31,

Increase (Decrease) in Net Assets

2016

2015

From operations —

Net investment income

$
17,389,048

$
19,471,011

Net realized gain from investment transactions, written options and foreign currency transactions

15,656,080

38,614,753

  Net change in unrealized appreciation (depreciation) from
investments, written options and foreign currency

369,449

(11,434,605
)

Net increase in net assets from operations

$
33,414,577

$
46,651,159

Distributions to shareholders —

From net investment income

$
(16,535,796
)

$
(19,446,346
)

Tax return of capital

(107,746,742
)

(104,836,192
)

Total distributions

$
(124,282,538
)

$
(124,282,538
)

Net decrease in net assets

$
(90,867,961
)

$
(77,631,379
)

Net Assets

At beginning of year

$
1,230,445,321

$
1,308,076,700

At end of year

$
1,139,577,360

$
1,230,445,321

Accumulated distributions in excess of net investment income included in net assets

At end of year

$
(3,293,357
)

$
(3,830,031
)

17

See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

December
31, 2016

Financial Highlights

Year Ended December 31,

2016

2015

2014

2013

2012

Net asset value — Beginning of year

$
11.560

$
12.290

$
13.130

$
12.370

$
12.220

Income (Loss) From Operations

Net investment income(1)

$
0.163

$
0.183

$
0.233

$
0.173

$
0.223

Net realized and unrealized gain

0.155

0.255

0.095

1.754

1.084

Total income from operations

$
0.318

$
0.438

$
0.328

$
1.927

$
1.307

Less Distributions

From net investment income

$
(0.155
)

$
(0.183
)

$
(0.242
)

$
(0.189
)

$
(0.233
)

Tax return of capital

(1.013
)

(0.985
)

(0.926
)

(0.979
)

(0.935
)

Total distributions

$
(1.168
)

$
(1.168
)

$
(1.168
)

$
(1.168
)

$
(1.168
)

Anti-dilutive effect of share repurchase program (see Note 5)(1)

$
—

$
—

$
—

$
0.001

$
0.011

Net asset value — End of year

$
10.710

$
11.560

$
12.290

$
13.130

$
12.370

Market value — End of year

$
10.070

$
11.230

$
11.020

$
12.100

$
10.690

Total Investment Return on Net Asset Value(2)

3.46
%

3.92
%

2.97
%

17.46
%

12.46
%

Total Investment Return on Market Value(2)

0.14
%

12.59
%

0.19
%

25.26
%

15.53
%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)

$
1,139,577

$
1,230,445

$
1,308,077

$
1,397,576

$
1,317,270

Ratios (as a percentage of average daily net assets):

Expenses(3)

1.10
%

1.09
%

1.10
%

1.10
%

1.08
%

Net investment income

1.50
%

1.50
%

1.80
%

1.37
%

1.77
%

Portfolio Turnover

8
%

7
%

2
%

2
%

5
%

(1)
Computed using average shares outstanding.

(2)
Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)
Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

18

See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

December
31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United
States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options.
Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. During the year ended December 31, 2016, the Fund recorded no income for reclaims of previously withheld dividend taxes and approximately $56,000 of previously recorded income for dividend tax reclaims is unpaid and included in Tax reclaims receivable in the Statement of Assets and Liabilities. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

D  Federal Taxes — The Fund’s policy is to comply with the
provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains.
Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in

19

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

December
31, 2016

Notes to Financial Statements — continued

foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of
Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Fund’s organizational
documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

2  Distributions to Shareholders and Income Tax Information

Subject to its Managed Distribution Plan, the Fund makes monthly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.
For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a substantial return of capital component.

The tax character of distributions declared for the years ended December 31, 2016 and December 31, 2015 was as follows:

Year Ended December 31,

2016

2015

Distributions declared from:

Ordinary income

$
16,535,796

$
19,446,346

Tax return of capital

$
107,746,742

$
104,836,192

During the year ended December 31, 2016, accumulated net realized loss was decreased by $316,937, accumulated distributions in excess of net investment income was increased by $316,578 and paid-in capital was decreased by $359 due to differences between book and tax accounting, primarily for foreign currency gain (loss), investments in passive foreign investment companies (PFICs), distributions from real estate investment trusts (REITs), return of capital distributions from securities and investments in partnerships. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

20

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

December
31, 2016

Notes to Financial Statements — continued

As of December 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Deferred capital losses

$
(23,825,442
)

Late year ordinary losses

$
(104,332
)

Net unrealized appreciation

$
570,465,962

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the
Statement of Assets and Liabilities are primarily due to wash sales, option contracts, investments in partnerships, distributions from REITs and investments in PFICs.

At December 31, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $23,825,442 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2016, $23,825,442 are short-term.

Additionally, at December 31, 2016, the Fund had a late year ordinary loss of $104,332, related to certain specified losses realized after October 31, 2016, which it has elected to defer to the following taxable year pursuant to income tax regulations.

The
cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost

$
571,846,619

Gross unrealized appreciation

$
577,676,489

Gross unrealized depreciation

(5,159,352
)

Net unrealized appreciation

$
572,517,137

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage, if any. For the year ended
December 31, 2016, the Fund’s investment adviser fee amounted to $11,662,088. Pursuant to a sub-advisory agreement, EVM has delegated a portion of the investment management to Parametric Portfolio
Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation
Plan. For the year ended December 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $95,074,196 and $218,028,805, respectively, for the year ended December 31, 2016.

5  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the years ended December 31, 2016 and
December 31, 2015.

The Board of Trustees of the Fund approved the continuation of the Fund’s share repurchase program that has been in effect since
August 6, 2012. Pursuant to the terms of the reauthorization of the program, the Fund may repurchase up to 10% of its common shares outstanding as of September 30,

21

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

December
31, 2016

Notes to Financial Statements — continued

2013 in open market transactions at a discount to net asset value (NAV). The terms of the reauthorization increased the number of shares available for repurchase. The repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the years ended December 31, 2016 and December 31, 2015.

6  Financial Instruments

The Fund may trade in
financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at
December 31, 2016 is included in the Portfolio of Investments. All of the securities of the Fund, unless otherwise pledged, are subject to segregation to satisfy the requirements of the escrow agent with respect to exchange-traded options. At
December 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Written options activity for the year ended
December 31, 2016 was as follows:

Number of Contracts

Premiums Received

Outstanding, beginning of year

851,940

$
11,844,677

Options written

10,535,730

151,441,446

Options terminated in closing purchase transactions

(4,760,435
)

(63,264,380
)

Options exercised

(4,290
)

(15,903,400
)

Options expired

(5,862,325
)

(72,867,209
)

Outstanding, end of year

760,620

$
11,251,134

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

The Fund enters into over-the-counter
(OTC) written options that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At December 31, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $7,214,941. At
December 31, 2016, there were no assets pledged by the Fund for such liability.

The Fund has entered into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master
Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the
ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral
requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the
Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

22

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

December
31, 2016

Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at December 31, 2016 was as follows:

Fair Value

Derivative

Asset Derivative

Liability Derivative(1)

Written options

$
—

$
(10,110,135
)

  Derivatives not subject to master netting or similar
agreements

$
—

$
(2,895,194
)

  Total Derivatives subject to master netting or similar
agreements

$
—

$
(7,214,941
)

(1)
Statement of Assets and Liabilities location: Written options outstanding, at value.

The Fund’s derivative assets
and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund for such liabilities as of December 31, 2016.

Counterparty

Derivative Liabilities Subject to Master Netting Agreement

Derivatives Available for Offset

Non-cash Collateral Pledged(a)

Cash Collateral Pledged(a)

Net Amount of Derivative Liabilities(b)

Barclays Bank PLC

$
(2,508,202
)

$
—

$
—

$
—

$
(2,508,202
)

Citibank, N.A.

(355,523
)

—

—

—

(355,523
)

Credit Suisse International

(852,966
)

—

—

—

(852,966
)

Deutsche Bank AG

(1,570,826
)

—

—

—

(1,570,826
)

Morgan Stanley & Co. International PLC

(101,868
)

—

—

—

(101,868
)

Société Générale

(1,279,544
)

—

—

—

(1,279,544
)

UBS AG

(546,012
)

—

—

—

(546,012
)

$
(7,214,941
)

$
—

$
—

$
—

$
(7,214,941
)

(a)
In some instances, the actual collateral pledged may be more than the amount shown due to overcollateralization.

(b)
Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative
instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2016 was as follows:

Derivative

Realized Gain (Loss) on Derivatives Recognized in Income(1)

Change in Unrealized Appreciation (Depreciation)
on Derivatives Recognized in Income(2)

Written options

$
(18,139,261
)

$
(1,080,154
)

(1)
Statement of Operations location: Net realized gain (loss) – Written options.

(2)
Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities

23

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

December
31, 2016

Notes to Financial Statements — continued

markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 –
quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description

Level 1

Level 2

Level 3

Total

Common Stocks

Consumer Discretionary

$
100,971,592

$
70,547,166

$
—

$
171,518,758

Consumer Staples

53,613,813

72,219,280

—

125,833,093

Energy

24,802,338

35,005,877

—

59,808,215

Financials

63,306,121

88,742,008

—

152,048,129

Health Care

76,561,792

72,530,102

—

149,091,894

Industrials

42,265,616

69,562,743

—

111,828,359

Information Technology

220,444,743

29,422,013

—

249,866,756

Materials

11,307,791

40,384,208

—

51,691,999

Real Estate

8,941,636

6,347,118

—

15,288,754

Telecommunication Services

9,855,501

26,212,847

—

36,068,348

Utilities

13,180,664

8,138,787

—

21,319,451

Total Common Stocks

$
625,251,607

$
519,112,149
*

$
—

$
1,144,363,756

Total Investments

$
625,251,607

$
519,112,149

$
—

$
1,144,363,756

Liability Description

Call Options Written

$
(2,895,194
)

$
(7,214,941
)

$
—

$
(10,110,135
)

Total

$
(2,895,194
)

$
(7,214,941
)

$
—

$
(10,110,135
)

*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

9  Legal Proceedings

In November 2010, the
Fund was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which has been replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. This action is now part

24

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

December
31, 2016

Notes to Financial Statements — continued

of a multi-district litigation proceeding in the Southern District of New York. The value of the proceeds received by the Fund is approximately $891,000 (equal to 0.08%
of net assets at December 31, 2016).

The Fund cannot predict the outcome of these proceedings or the effect, if any, on the Fund’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Fund as incurred.

25

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

December
31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Eaton Vance Tax-Managed Global Buy-Write Opportunities
Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the “Fund”), including the portfolio of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with
the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of December 31, 2016, the
results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 17, 2017

26

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

December
31, 2016

Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2017 showed the tax status of all distributions paid to your account in calendar year
2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income.  For the fiscal year
ended December 31, 2016, the Fund designates approximately $31,326,299, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2016 ordinary income dividends, 75.72% qualifies for the corporate dividends received deduction.

27

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

December
31, 2016

Dividend Reinvestment Plan

The Fund offers a dividend reinvestment plan (Plan) pursuant to which shareholders may elect to have distributions automatically reinvested in common shares (Shares) of the Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by American Stock
Transfer & Trust Company, LLC (AST) as dividend paying agent. On the distribution payment date, if the NAV per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued.
The number of Shares shall be determined by the greater of the NAV per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by AST, the Plan agent (Agent). Distributions subject to income tax (if any)
are taxable whether or not Shares are reinvested.

If your Shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that the Fund’s transfer agent re-register your Shares in your name or you will not be able to participate.

The Agent’s service fee for handling distributions will be paid by the Fund. Plan participants will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Agent at the address noted on the following page. If you withdraw, you will receive Shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Agent to sell part or all of his or her Shares and remit the proceeds, the Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your Shares are held in your own name, you may complete the form on the following page and deliver it to the Agent. Any inquiries regarding the Plan can be directed to the Agent at
1-866-439-6787.

28

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

December
31, 2016

Application for Participation in Dividend Reinvestment Plan

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the
Plan as provided in the terms and conditions of the Plan.

Please print exact name on
account

Shareholder
signature

                Date

Shareholder signature

                Date

Please sign exactly as your common shares are
registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR
DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

c/o American Stock Transfer & Trust Company, LLC

P.O. Box 922

Wall Street Station

New York, NY 10269-0560

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of December 31, 2016, Fund records indicate that there are 31 registered shareholders and approximately 54,051 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York
Stock Exchange symbol is ETW.

29

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

December
31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Tax-Managed Global
Buy-Write Opportunities Fund (the Fund) are responsible for the overall management and supervision of the Fund’s affairs. The Trustees and officers of the Fund are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Fund, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to
Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton
Vance funds. Each Trustee serves for a three year term. Each officer serves until his or her successor is elected.

Name and Year of Birth

  Position(s)
with the Fund

  Term Expiring;
Trustee Since(1)

  Principal Occupation(s) and Directorships
During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958

  Class I
Trustee

  Until 2018.
Trustee since 2007.

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and
Director of EVD and EVMI. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Fund.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956

  Class I
Trustee

  Until 2018.   Trustee
since 2011.

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including
Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

  Mark R. Fetting(3)
1954

  Class III
Trustee

  Until 2017.
Trustee since 2016.

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive
Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly,
Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the
Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds)
(2001-2012).

Cynthia E. Frost 1961

  Class I
Trustee

  Until 2018.   Trustee
since 2014.

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management
Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment
Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952

  Class II
Trustee

  Until 2019.   Trustee
since 2014.

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm)
(1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore
Funds (9 funds) (2010-2014).

30

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

December
31, 2016

Management and Organization — continued

Name and Year of Birth

  Position(s)
with the Fund

  Term Expiring;
Trustee Since(1)

  Principal Occupation(s) and Directorships
During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Valerie A. Mosley 1960

  Class III
Trustee

  Until 2017.
Trustee since 2014.

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio
Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at
Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc.
(mortgage REIT) (since 2013).

William H. Park 1947

Chairperson of the Board and Class II Trustee

  Until 2019.
Chairperson of the Board since 2016 and Trustee since 2003.

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial
Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC
(investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now
PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948

  Class III
Trustee

  Until 2017.   Trustee
since 2008.

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002).
Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly,
Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of
Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957

  Class II
Trustee

  Until 2019.   Trustee
since 2015.

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948

  Class II
Trustee

  Until 2019.   Trustee
since 2011.

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP
(investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of
Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943

  Class III
Trustee

  Until 2017.   Trustee
since 2005.

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New
England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State
Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last
Five Years.(2) None.

31

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

December
31, 2016

Management and Organization — continued

Name and Year of Birth

  Position(s)
with the Fund

  Term Expiring;
Trustee Since(1)

  Principal Occupation(s) and Directorships
During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

  Scott E. Wennerholm(3)
1959

  Class I
Trustee

  Until 2018.
Trustee since 2016.

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief
Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm)
(1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five
Years. None.

Principal Officers who are not Trustees

Name and Year of Birth

  Position(s)
with the Fund

  Officer
Since(4)

  Principal Occupation(s)
During Past Five Years

Edward J. Perkin 1972

President

2014

Vice President and Chief Equity Investment Officer of EVM and BMR. Prior to joining EVM in 2014, Mr. Perkin was Chief Investment Officer, International and Emerging Markets Equity, and Managing Director, Portfolio Manager,
Europe, EAFE and Global, at Goldman Sachs Asset Management.

Maureen A. Gemma 1960

Vice President, Secretary and Chief Legal Officer

2005

Vice President of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

James F. Kirchner 1967

Treasurer

2007

Vice President of EVM and BMR. Also Vice President of CRM.

Paul M. O’Neil 1953

Chief Compliance Officer

2004

Vice President of EVM and BMR.

(1)
Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise. Each Trustee holds office until the annual meeting for the year in which his or her term expires and until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal.

(2)
During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014);
eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)
Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

(4)
Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

32

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance
organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•

Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage:
www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds,
Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and
Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer and Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

33

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Custodian

State Street Bank and Trust Company

State
Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International
Place

Boston, MA 02110

2552    12.31.16

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The
registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling
1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The
registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief
Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief

Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule
2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Fund’s principal accountant, Deloitte & Touche
LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit
Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee of its
conclusion that, in light of the facts surrounding its lending relationships, D&T’s objectivity and impartiality in the planning and conduct of the audits of the Funds financial statements will not be compromised, D&T is in a position to continue as the auditor for the Funds and no actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on the following considerations:
(1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to the auditor independence issue described above. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the
Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships;
and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. After giving consideration to the guidance provided in the No-Action Letter, D&T affirmed to the Audit Committee that D&T is an independent accountant with respect to the Funds within the meaning of the rules and standards of the PCAOB and the securities laws and regulations administered by the SEC. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

(a) –(d)

The following table presents the aggregate
fees billed to the registrant for the registrant’s fiscal years ended December 31, 2015 and December 31, 2016 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended

12/31/15

12/31/16

Audit Fees

$
44,050

$
54,450

Audit-Related Fees(1)

$
0

$
0

Tax Fees(2)

$
12,562

$
12,824

All Other Fees(3)

$
0

$
0

Total

$
56,612

$
67,274

(1)
Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)
Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)
All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents
(i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended December 31, 2015 and
December 31, 2016; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended

12/31/15

12/31/16

Registrant

$
12,562

$
12,824

Eaton Vance(1)

$
56,434

$
46,000

(1)
The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of
1934, as amended. Ralph F. Verni (Chair), Scott E. Eston, George J. Gorman, William H. Park and Scott E. Wennerholm are the members of the registrant’s audit committee.

Item 6. Schedule of Investments

Please see schedule
of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.
Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of
Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the
Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the
Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of
Closed-End Management Investment Companies

Eaton Vance Management (“EVM” or “Eaton Vance”)
is the investment adviser of the Fund. EVM has engaged its affiliate, Parametric Portfolio Associates LLC (“Parametric”), as the sub-adviser of the Fund. Michael A. Allison and Thomas C. Seto comprise the investment team responsible for the overall and day-to-day management of the Fund’s investments.

Mr. Allison is a Vice President of EVM, is a member of EVM’s Equity Strategy Committee and has been a portfolio manager of the Fund since June 2015.
Mr. Seto is Head of Investment Management at Parametric’s Seattle Investment Center and has been a portfolio manager of the Fund since April 2005. Messrs. Allison and Seto have managed other Eaton Vance portfolios for more than five years.
This information is provided as of the date of filing this report.

The following table shows, as of the Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

Number of All Accounts

Total Assets of All Accounts

Number of Accounts Paying a Performance Fee

Total Assets of Accounts Paying a Performance Fee

Michael A. Allison

Registered Investment Companies

15

$
25,774.5

0

$
0

Other Pooled Investment Vehicles

14

$
12,705.4
(1)

0

$
0

Other Accounts

17

$
42.0

0

$
0

Thomas C. Seto

Registered Investment Companies

37

$
23,044.2
(2)

0

$
0

Other Pooled Investment Vehicles

12

$
3,579.0

0

$
0

Other Accounts

11,766

$
67,418.2
(3)

2

$
974.5

(1)
Certain of these “Other Pooled Investment Vehicles” invest a substantial portion of their assets either in a registered investment company or in a separate pooled investment vehicle managed by this portfolio manager or another Eaton Vance portfolio manager.

(2)
This portfolio manager provides investment advice with respect to only a portion of the total assets of certain of these accounts. Only the assets allocated to this portfolio manager as of the Fund’s most recent fiscal year end are reflected in the table.

(3)
For “Other Accounts” that are part of a wrap account program, the number of accounts is the number of sponsors for which the portfolio manager provides advisory services rather than the number of individual customer accounts within each wrap account program.

The following table shows the dollar range of Fund shares beneficially owned by each portfolio manager as of the Fund’s most recent fiscal year end.

Portfolio Manager

  Dollar Range of Equity Securities
Beneficially Owned in the Fund

Michael A. Allison

None

Thomas C. Seto

None

Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of a Fund’s investments on the one hand and the investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by the portfolio manager may compensate investment adviser or the sub-adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. EVM and
Parametric have adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s and sub-adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocations, cross trades and best execution.

Compensation Structure for EVM

Compensation of
EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of Eaton
Vance Corp.’s (“EVC’s”) nonvoting common stock and restricted shares of EVC’s nonvoting common stock. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe ratio (Sharpe ratio uses standard deviation and excess return to determine reward per unit of risk). Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. A portion of the compensation payable to equity portfolio managers and investment professionals will be determined based on the ability of one or more accounts managed by such manager to achieve a specified target average annual gross return over a three year period in excess of the account benchmark. The cash bonus to be payable at the end of the three year term will be established at the inception of the term and will be adjusted positively or negatively to the extent that the average annual gross return varies from the specified target return. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of
portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Compensation Structure for Parametric

Compensation of
Parametric portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) a cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC nonvoting common stock, restricted shares of EVC nonvoting common stock and, for certain individuals, grants of profit participation interests in Parametric. Parametric investment professionals also receive certain retirement, insurance and other benefits that are broadly available to Parametric employees. Compensation of Parametric investment professionals is reviewed primarily on an annual basis. Stock-based compensation awards and adjustments in base salary and bonus are typically paid and/or put into effect at or shortly after fiscal year-end.

Method to Determine Compensation. Parametric seeks to
compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The performance of portfolio managers is evaluated primarily based on success in achieving portfolio objectives for managed funds and accounts. The compensation of portfolio managers with other job responsibilities (such as product development) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Parametric and EVC, its parent company. Cash bonuses available overall are determined based on a target percentage of Parametric profits. While the salaries of Parametric portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate substantially from year to year, based on changes in financial performance and other factors.

Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)
There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)

Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)

Treasurer’s Section 302 certification.

(a)(2)(ii)

President’s Section 302 certification.

(b)

Combined Section 906 certification.

(c)

Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:

/s/ Edward J. Perkin

Edward J. Perkin

President

Date:

February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ James F. Kirchner

James F. Kirchner

Treasurer

Date:

February 27, 2017

By:

/s/ Edward J. Perkin

Edward J. Perkin

President

Date:

February 27, 2017